ACQUISITIONS (Schedule of estimated fair values of the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	May 08, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill		$ 266,066		$ 247,086	$ 247,975
Greenbids [Member]
Business Acquisition [Line Items]
Net Assets	[1]		$ 3,296
Deferred Taxes			(8,196)
Goodwill			18,980
Net assets acquired			49,585
Greenbids [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible asset			31,013
Greenbids [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset			$ 4,492

[1]	Includes cash in the amount of $5,010.